Employee Benefit Plans (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 6,243,000	$ 4,671,000	$ 18,764,000	$ 14,153,000
Interest cost	6,949,000	7,422,000	20,864,000	22,234,000
Expected return on plan assets	(4,100,000)	(4,160,000)	(12,302,000)	(12,010,000)
Amortization of unrealized losses	8,660,000	4,250,000	25,995,000	12,959,000
Net periodic benefit costs	$ 17,752,000	$ 12,183,000	$ 53,321,000	$ 37,336,000